Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	[1]	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 207		Taxes	ARGENTINA		ARGENTINA	Gobernador Ayala	Oil and Gas		Well
#: 2
	2,571		Royalties	ARGENTINA		ARGENTINA	Gobernador Ayala	Oil and Gas		Well
#: 3
	1,085		Taxes	ARGENTINA		ARGENTINA	Rio Neuquén	Oil and Gas		Well
#: 4
	9,752		Royalties	ARGENTINA		ARGENTINA	Rio Neuquén	Oil and Gas		Well
#: 5
	326		Fees	ARGENTINA		ARGENTINA	Rio Neuquén	Oil and Gas		Well
#: 6
	4,465		Taxes	ARGENTINA		ARGENTINA	El Mangrullo	Oil and Gas		Well
#: 7
	45,089		Royalties	ARGENTINA		ARGENTINA	El Mangrullo	Oil and Gas		Well
#: 8
	415		Fees	ARGENTINA		ARGENTINA	El Mangrullo	Oil and Gas		Well
#: 9
	195		Taxes	ARGENTINA		ARGENTINA	Rincón de Aranda	Oil and Gas		Well
#: 10
	2,434		Royalties	ARGENTINA		ARGENTINA	Rincón de Aranda	Oil and Gas		Well
#: 11
	132		Fees	ARGENTINA		ARGENTINA	Rincón de Aranda	Oil and Gas		Well
#: 12
	142		Taxes	ARGENTINA		ARGENTINA	Rincón el Mangrullo	Oil and Gas		Well
#: 13
	1,253		Royalties	ARGENTINA		ARGENTINA	Rincón el Mangrullo	Oil and Gas		Well
#: 14
	122		Fees	ARGENTINA		ARGENTINA	Parva Negra	Oil and Gas		Well
#: 15
	1,964		Taxes	ARGENTINA		ARGENTINA	Sierra Chata	Oil and Gas		Well
#: 16
	18,095		Royalties	ARGENTINA		ARGENTINA	Sierra Chata	Oil and Gas		Well
#: 17
	744		Fees	ARGENTINA		ARGENTINA	Sierra Chata	Oil and Gas		Well
#: 18
	690		Taxes	ARGENTINA		ARGENTINA	El Tordillo	Oil and Gas		Well
#: 19
	4,962		Royalties	ARGENTINA		ARGENTINA	El Tordillo	Oil and Gas		Well
#: 20
	1,654		Fees	ARGENTINA		ARGENTINA	El Tordillo	Oil and Gas		Well
#: 21
	214		Royalties	ARGENTINA		ARGENTINA	Puesto Quiroga	Oil and Gas		Well
#: 22
	207		Taxes	ARGENTINA		ARGENTINA	Aguarague	Oil and Gas		Well
#: 23
	1,243		Royalties	ARGENTINA		ARGENTINA	Aguarague	Oil and Gas		Well
#: 24
	283		Fees	ARGENTINA		ARGENTINA	Aguarague	Oil and Gas		Well
#: 25
	293		Royalties	ARGENTINA		ARGENTINA	Chirete	Oil and Gas		Well
#: 26
	8,668		Taxes	ARGENTINA		ARGENTINA	Oil and Gas Exports	Oil and Gas		Well
#: 27
	8,668		Taxes	ARGENTINA	ARGENTINA	Argentinean Federal Government		Oil and Gas	Oil and Gas.	Well
#: 28
	399	[2]	Taxes	ARGENTINA	Ciudad Autónoma de Buenos Aires	City of Buenos Aires		Oil and Gas	Oil and Gas.	Well
#: 29
	1,004	[2]	Taxes	ARGENTINA	Buenos Aires	Province of Buenos Aires		Oil and Gas	Oil and Gas.	Well
#: 30
	789		Taxes	ARGENTINA	Chubut	Province of Chubut		Oil and Gas	Oil and Gas.	Well
#: 31
	5,176		Royalties	ARGENTINA	Chubut	Province of Chubut		Oil and Gas	Oil and Gas.	Well
#: 32
	1,654		Fees	ARGENTINA	Chubut	Province of Chubut		Oil and Gas	Oil and Gas.	Well
#: 33
	233		Taxes	ARGENTINA	Mendoza	Province of Mendoza		Oil	Oil.	Well
#: 34
	2,571		Royalties	ARGENTINA	Mendoza	Province of Mendoza		Oil	Oil.	Well
#: 35
	5,472		Taxes	ARGENTINA	Neuquén	Province of Neuquén		Oil and Gas	Oil and Gas.	Well
#: 36
	76,500		Royalties	ARGENTINA	Neuquén	Province of Neuquén		Oil and Gas	Oil and Gas.	Well
#: 37
	1,739		Fees	ARGENTINA	Neuquén	Province of Neuquén		Oil and Gas	Oil and Gas.	Well
#: 38
	150		Taxes	ARGENTINA	RÃo Negro	Province of Rio Negro		Oil and Gas	Oil and Gas.	Well
#: 39
	123		Royalties	ARGENTINA	RÃo Negro	Province of Rio Negro		Oil and Gas	Oil and Gas.	Well
#: 40
	525		Taxes	ARGENTINA	Salta	Province of Salta		Oil and Gas	Oil and Gas.	Well
#: 41
	1,536		Royalties	ARGENTINA	Salta	Province of Salta		Oil and Gas	Oil and Gas.	Well
#: 42
	283		Fees	ARGENTINA	Salta	Province of Salta		Oil and Gas	Oil and Gas.	Well
#: 43
	$ 383	[2]	Taxes	ARGENTINA	Santa Fe	Province of Santa Fe		Oil and Gas	Oil and Gas.	Well

[1]	All payments are reported in U.S. dollars. Payments relating to projects in Argentina were made in Argentinean Pesos, and such payments have been converted to U.S. dollars using, except for Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rates of the Banco de la Nación Argentina as of closing of the day before of each payment. For all Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rate published by the Banco de la Nación Argentina as of December 31, 2024 of Pesos 1,032.00 per US dollar was used to make such conversion.
[2]	Local jurisdictions impose gross income taxes, even tough there in no project located in such jurisdiction. Amounts stated are related with gross income tax imposed by jurisdictions related with commercial development of oil and gas at a company level.